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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September  30, 2004

Check here if Amendment [_]; Amendment Number: _____

    This Amendment (Check only one.): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

             Name:    Trent Capital Management, Inc.
             Address: 3150 North Elm Street
                      Suite 204
                      Greensboro, NC 27408

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

             Name:    David Labiak
             Title:   Chief Financial Officer
             Phone:   (336) 282-9302

Signature, Place, and Date of Signing:

                             Greensboro,
    /s/ David Labiak       North Carolina       November 12, 2004
    ----------------       --------------       -----------------
      [Signature]           [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included                    None
Managers:

Form 13F Information Table Entry Total:                         43
Form 13F Information Table Value Total:    (thousands)          95,356

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                            Title of               Value in                     Investment    Other     Voting Authority
Name of Issuer               Class      CUSIP      (x$1000)   Shares  SH/PRN    Discretion   Managers   Sole      Shared   None
Nokia                         COM     654902204        6557   477943    SH         Sole                  477943
Cardinal Health               COM     14149Y108        6340   144853    SH         Sole                  144853
Dollar General                COM     256669102        6321   313694    SH         Sole                  313694
Bed Bath & Beyond             COM     075896100        6187   166730    SH         Sole                  166730
First Data                    COM     319963104        5842   134290    SH         Sole                  134290
Time Warner                   COM     887317105        5649   350028    SH         Sole                  350028
Harley-Davidson               COM     412822108        5025    84540    SH         Sole                   84540
American Express              COM     025816109        4966    96508    SH         Sole                   96508
Johnson & Johnson             COM     478160104        4624    82091    SH         Sole                   82091
Clear Channel                 COM     184502102        4461   143103    SH         Sole                  143103
Sherwin-Williams              COM     824348106        4453   101290    SH         Sole                  101290
MBNA                          COM     55262L100        4353   172719    SH         Sole                  172719
Freddie Mac                   COM     313400301        4157    63716    SH         Sole                   63716
Berkshire Hathaway            COM     084670207        4106     1430    SH         Sole                    1430
Omnicom Group                 COM     681919106        3889    53225    SH         Sole                   53225
Pepsico                       COM     713448108        3635    74710    SH         Sole                   74710
Colgate-Palmolive             COM     194162103        3289    72790    SH         Sole                   72790
First Industrial Realty       COM     313400301         958    25957    SH         Sole                   25957
Fannie Mae                    COM     313586109         877    13833    SH         Sole                   13833
Alliance Capital              COM     01855A101         873    24600    SH         Sole                   24600
Highwoods Properties          COM     431284108         756    30730    SH         Sole                   30730
Liberty Property Trust        COM     531172104         709    17802    SH         Sole                   17802
Boston Properties             COM     101121101         691    12484    SH         Sole                   12484
Prologis Trust                COM     743410102         603    17120    SH         Sole                   17120
Archstone Smith               COM     039583109         537    16960    SH         Sole                   16960
Bedford Property              COM     076446301         528    17415    SH         Sole                   17415
Procter & Gamble              COM     742718109         505     9332    SH         Sole                    9332
General Growth Props.         COM     370021107         447    14415    SH         Sole                   14415
PNC Financial                 COM     693475105         414     7657    SH         Sole                    7657
Enterprise Products           COM     293792107         376    16235    SH         Sole                   16235
Apartment Investment          COM     03748R101         363    10425    SH         Sole                   10425
W.P. Stewart                  COM     G84922106         360    17985    SH         Sole                   17985
National City                 COM     635405103         328     8482    SH         Sole                    8482
Teppco Partners               COM     872384102         310     7450    SH         Sole                    7450
Kaneb Pipe Line               COM     484169107         307     5930    SH         Sole                    5930
General Elec Co.              COM     369604103         287     8550    SH         Sole                    8550
Hospitality Properties        COM     44106M102         269     6323    SH         Sole                    6323

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
Newell Rubbermaid             COM     651229106         253    12640    SH         Sole                   12640
Home Depot                    COM     437076102         241     6139    SH         Sole                    6139
Pfizer Inc.                   COM     717081103         239     7807    SH         Sole                    7807
Bristol-Myers Squibb          COM     110122108         216     9115    SH         Sole                    9115
Sun Microsystems              COM     866810104          47    11550    SH         Sole                   11550
Pharmanetics                  COM     71713J107          10    24657    SH         Sole                   24657